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                                    FORM 13F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                            Washington, D.C.  20524

              Report of the Calendar Quarter Ending March 31, 2000

                      If amended report check here:  _____

Name of Institutional Investment Manager:
Appleton Partners, Inc.                                                S.E.C. File Number 28-6694
---------------------------          -----------------------------------------------------------------------------------------------

Business Address:

45 Milk Street               Boston  MA                                           02109
---------------------------  ------  -------------------------------------------  --------------------------------------------------
Street                       City    State                                        Zip


Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

Douglas C. Chamberlain, President       (617)338-0700
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ATTENTION - Intentional misstatements of omissions of facts constitute Federal
            Criminal Violations. Sec 18 U.S.C. 1991 and 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 19th day of May, 1999.

                                         Appleton Partners, Inc.
                                         ---------------------------------------
                                         (Name of Institutional Investment Mgr.)

                                         s/ Douglas C. Chamberlain
                                         ---------------------------------------
                                         By:  Douglas C. Chamberlain
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           Form 13F Summary Page


Report Summary:

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  167

Form 13F Information Table Value Total:  478,537,008 (thousands)


List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

          NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.        Form 13F file number    Name

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